(18) PRIVATE PENSION PLAN (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	R$ 925,768	R$ 1,039,158	R$ 458,255	R$ 588,048
Present Value Of Actuarial Obligations [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	6,863,541	6,668,050	5,124,182	5,175,439
Fair Value Of Plan's Assets [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	(5,959,170)	(5,628,892)	(4,674,144)	(4,587,390)
Effect Of Asset Ceiling [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	21,399	0	8,217
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	690,000	800,445	437,670	505,140
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Present Value Of Actuarial Obligations [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	4,615,061	4,524,008	3,793,259	3,820,563
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Fair Value Of Plan's Assets [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	(3,925,061)	(3,723,563)	(3,355,589)	(3,315,422)
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Effect Of Asset Ceiling [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	0	0	0
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	141,724	139,958	10,308	73,383
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Present Value Of Actuarial Obligations [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	1,247,462	1,202,596	961,329	986,972
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fair Value Of Plan's Assets [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	(1,105,738)	(1,062,638)	(951,021)	(913,589)
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Effect Of Asset Ceiling [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	0	0	0
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	16,424	18,954	10,277	3,261
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Present Value Of Actuarial Obligations [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	110,801	108,486	90,609	88,621
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fair Value Of Plan's Assets [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	(94,378)	(89,533)	(80,332)	(85,360)
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Effect Of Asset Ceiling [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	0	0	0
Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	0	4,972	0	6,264
Rio Grande Energia S.A. ("RGE") [Member] | Present Value Of Actuarial Obligations [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	365,924	352,879	278,985	279,283
Rio Grande Energia S.A. ("RGE") [Member] | Fair Value Of Plan's Assets [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	(387,322)	(347,906)	(287,202)	(273,019)
Rio Grande Energia S.A. ("RGE") [Member] | Effect Of Asset Ceiling [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	21,399	0	8,217
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	77,623	74,830	0	0
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Present Value Of Actuarial Obligations [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	524,293	480,081	0	0
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Fair Value Of Plan's Assets [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	(446,670)	(405,251)	0	R$ 0
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Effect Of Asset Ceiling [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	0	0	0
Rio Grande Energia S.A. ("RGE") [Member] | Effect Of Asset Ceiling [Member]
Statement Line Items [Line Items]
Net actuarial liability recognized in the statement of financial position	R$ 21,399	R$ 0	R$ 8,217